UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Capital Appreciation Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/19 is included with this Form.

Value Line Capital Appreciation Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (85.1%)
	COMMUNICATION SERVICES (15.1%)
	ENTERTAINMENT (0.9%)
295,000	Lions Gate Entertainment Corp. Class A	$4,613,800
	INTERNET (9.4%)
14,000	Alphabet, Inc. Class A *	16,476,460
75,000	Facebook, Inc. Class A *	12,501,750
29,000	Netflix, Inc. *	10,340,240
130,000	Tencent Holdings, Ltd. ADR	5,977,400
		45,295,850
	MEDIA (1.5%)
90,000	Comcast Corp. Class A	3,598,200
31,000	Walt Disney Co. (The)	3,441,930
		7,040,130
	SOFTWARE (3.3%)
235,000	Activision Blizzard, Inc.	10,699,550
53,000	Electronic Arts, Inc. *	5,386,390
		16,085,940
		73,035,720
	CONSUMER DISCRETIONARY (14.2%)
	ENTERTAINMENT (1.4%)
32,000	Vail Resorts, Inc.	6,953,600
	HOME BUILDERS (1.0%)
100,000	Lennar Corp. Class A	4,909,000
	INTERNET (8.1%)
69,000	Alibaba Group Holding, Ltd. ADR *	12,589,050
9,000	Amazon.com, Inc. *	16,026,750
150,000	GrubHub, Inc. *(1)	10,420,500
		39,036,300
	RETAIL (3.7%)
19,000	Home Depot, Inc.	3,645,910
55,000	Starbucks Corp.	4,088,700
86,000	TJX Companies, Inc. (The)	4,576,060
16,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	5,579,680
		17,890,350
		68,789,250
	CONSUMER STAPLES (2.4%)
	BEVERAGES (1.4%)
37,000	Constellation Brands, Inc. Class A	6,487,210
	COSMETICS & PERSONAL CARE (1.0%)
30,000	Estee Lauder Companies, Inc. (The) Class A	4,966,500
		11,453,710
	ENERGY (2.6%)
	OIL & GAS (2.6%)
68,000	Anadarko Petroleum Corp.	3,092,640
60,000	Diamondback Energy, Inc.	6,091,800
22,000	Pioneer Natural Resources Co.	3,350,160
		12,534,600
		12,534,600
	FINANCIALS (4.4%)
	BANKS (2.7%)
185,000	Bank of America Corp.	5,104,150
57,000	Citigroup, Inc.	3,546,540
44,000	JPMorgan Chase & Co.	4,454,120
		13,104,810
	DIVERSIFIED FINANCIAL SERVICES (1.7%)
8,000	BlackRock, Inc.	3,418,960
135,000	Blackstone Group L.P. (The)	4,720,950
		8,139,910
		21,244,720
	HEALTHCARE (25.6%)
	BIOTECHNOLOGY (20.1%)
120,000	Alexion Pharmaceuticals, Inc. *	16,221,600
800,000	Amarin Corp. PLC ADR *(1)	16,608,000
56,000	BioMarin Pharmaceutical, Inc. *	4,974,480
205,000	Celgene Corp. *	19,339,700
112,000	Exact Sciences Corp. *(1)	9,701,440
530,000	Exelixis, Inc. *	12,614,000
100,000	Intercept Pharmaceuticals, Inc. *(1)	11,186,000
35,000	Vertex Pharmaceuticals, Inc. *	6,438,250
		97,083,470
	HEALTHCARE PRODUCTS (1.3%)
31,000	Edwards Lifesciences Corp. *	5,931,230
	PHARMACEUTICALS (3.3%)
70,000	Bristol-Myers Squibb Co.	3,339,700
33,000	DexCom, Inc. *	3,930,300
33,000	Jazz Pharmaceuticals PLC *	4,717,350
40,000	Zoetis, Inc.	4,026,800
		16,014,150
	SOFTWARE (0.9%)
61,000	Medidata Solutions, Inc. *(1)	4,467,640
		123,496,490
	INDUSTRIALS (0.7%)
	AIRLINES (0.7%)
70,000	Delta Air Lines, Inc.	3,615,500
	INFORMATION TECHNOLOGY (19.4%)
	COMMERCIAL SERVICES (1.8%)
84,000	PayPal Holdings, Inc. *	8,722,560

1

March 31, 2019

Shares		Value
	COMPUTERS (1.4%)
35,000	Apple, Inc.	$6,648,250
	DIVERSIFIED FINANCIAL SERVICES (3.0%)
93,000	Visa, Inc. Class A (1)	14,525,670
	INTERNET (2.1%)
120,000	Zendesk, Inc. *	10,200,000
	SEMICONDUCTORS (4.3%)
14,000	Broadcom, Inc.	4,209,940
100,000	Micron Technology, Inc. *	4,133,000
39,000	NVIDIA Corp.	7,002,840
62,000	NXP Semiconductors N.V.	5,480,180
		20,825,960
	SOFTWARE (6.0%)
19,000	Adobe, Inc. *	5,063,310
33,000	Salesforce.com, Inc. *	5,226,210
34,000	ServiceNow, Inc. *	8,380,660
80,000	Splunk, Inc. *	9,968,000
		28,638,180
	TELECOMMUNICATIONS (0.8%)
73,000	Cisco Systems, Inc.	3,941,270
		93,501,890
	REAL ESTATE (0.7%)
	REITS (0.7%)
17,000	American Tower Corp. REIT	3,350,020
	TOTAL COMMON STOCKS (Cost $321,309,737) (85.1%)	411,021,900

Principal Amount		Value
ASSET-BACKED SECURITIES (0.9%)
$400,000	Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.33%, 6/15/22	398,121
92,394	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	92,358
17,509	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.56%, 11/16/20	17,479
208,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	205,019
78,019	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, 1/18/22 (2)	77,925
255,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, 1/20/23	254,631
150,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	150,839
250,000	Ford Credit Auto Owner Trust, Series 2018-B, Class A2A, 2.96%, 9/15/21	250,409
250,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	249,876
750,000	Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A1, 2.16%, 9/15/22	744,132
250,000	GM Financial Automobile Leasing Trust, Series 2017-3, Class A4, 2.12%, 9/20/21	248,721
250,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (2)	249,807
200,000	GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1, 2.13%, 7/15/22 (2)	198,261
460,000	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.97%, 7/15/20 (2)	459,062
762,668	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.74%, 8/16/21	758,538
100,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 4/17/23	99,879
	TOTAL ASSET-BACKED SECURITIES (Cost $4,437,881) (0.9%)	4,455,057
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.4%)
250,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	257,480
350,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	355,279
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	103,506
93,199	FHLMC Multifamily Structured Pass-Through Certificates, Series K715, Class A2, 2.86%, 1/25/21	93,401
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23 (3)	102,700
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (3)	254,447
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.53%, 7/25/23 (3)	258,925
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	252,868
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	254,855
580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	596,550
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	103,818

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	$261,304
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	153,939
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	263,020
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.50%, 11/25/45 (2)(3)	253,503
120,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.15%, 4/25/46 (2)(3)	120,064
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (2)(3)	252,598
177,735	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	165,130
150,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	136,723
211,499	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	213,695
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	253,093
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	250,601
385,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	390,370
148,896	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	148,198
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	199,434
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	204,657
349,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4, 2.94%, 10/15/49	342,862
192,678	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	190,827
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.43%, 3/15/59	253,893
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	203,430
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,899,860) (1.4%)	6,891,170
CORPORATE BONDS & NOTES (4.0%)
	BASIC MATERIALS (0.2%)
	CHEMICALS (0.1%)
225,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	232,841
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	204,706
		437,547
	IRON & STEEL (0.0%)
150,000	ArcelorMittal, Senior Unsecured Notes, 4.55%, 3/11/26 (1)	153,289
	MINING (0.1%)
200,000	Teck Resources, Ltd., Senior Unsecured Notes, 6.13%, 10/1/35	212,754
		803,590
	COMMUNICATIONS (0.5%)
	INTERNET (0.1%)
255,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	296,873
200,000	Baidu, Inc., Senior Unsecured Notes, 4.38%, 5/14/24	207,353
175,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	187,399
		691,625
	MEDIA (0.2%)
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	184,656
250,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	261,455
100,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (1)	105,267
200,000	Warner Media LLC, Guaranteed Notes, 3.80%, 2/15/27	199,187
		750,565
	TELECOMMUNICATIONS (0.2%)
150,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	153,484
125,000	Corning, Inc., Senior Unsecured Notes, 5.35%, 11/15/48	142,164
250,000	Telefonica Emisiones S.A., Guaranteed Notes, 5.88%, 7/15/19	252,094
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	264,248
		811,990
		2,254,180

3

March 31, 2019

Principal Amount		Value
	CONSUMER, CYCLICAL (0.3%)
	AUTO MANUFACTURERS (0.0%)
$200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	$200,279
	AUTO PARTS & EQUIPMENT (0.0%)
175,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	174,125
	HOME BUILDERS (0.1%)
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	151,245
150,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	151,687
150,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25 (1)	150,938
		453,870
	HOME FURNISHINGS (0.1%)
200,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29	205,182
	LODGING (0.1%)
150,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25	151,500
200,000	Marriott International, Inc., Series AA, Senior Unsecured Notes, 4.65%, 12/1/28	211,355
		362,855
		1,396,311
	CONSUMER, NON-CYCLICAL (0.5%)
	BEVERAGES (0.1%)
150,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	161,766
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	159,076
		320,842
	BIOTECHNOLOGY (0.0%)
100,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	107,035
200,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	199,319
		306,354
	COMMERCIAL SERVICES (0.1%)
150,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	151,425
150,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	157,593
100,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	101,000
		410,018
	HEALTHCARE PRODUCTS (0.1%)
235,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	244,288
150,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	152,931
		397,219
	HEALTHCARE SERVICES (0.1%)
100,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	106,000
200,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	202,077
100,000	NYU Langone Hospitals, Secured Notes, 4.78%, 7/1/44	112,339
100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	109,469
		529,885
	PHARMACEUTICALS (0.1%)
175,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	182,806
200,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	212,309
		395,115
		2,359,433
	ENERGY (0.4%)
	OIL & GAS (0.2%)
250,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23	258,795
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	151,849
200,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26 (2)	214,809
150,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	154,617
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	208,620
175,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	214,412
		1,203,102
	PIPELINES (0.2%)
150,000	Energy Transfer Partners L.P., Guaranteed Notes, 9.00%, 4/15/19	150,315
200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	209,835
125,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	121,819
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	251,575
		733,544
		1,936,646

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	FINANCIAL (1.5%)
	BANKS (0.7%)
$150,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	$154,512
100,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	100,175
150,000	Bank of America Corp. GMTN, Senior Unsecured Notes, 3.50%, 4/19/26	151,277
150,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	165,275
150,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	153,614
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	121,908
200,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	205,566
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	251,194
150,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	151,918
250,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	263,851
250,000	Morgan Stanley, Senior Unsecured Notes, 2.80%, 6/16/20	250,193
200,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	203,247
100,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	99,652
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	260,970
250,000	Svenska Handelsbanken AB, Senior Unsecured Notes, 3.35%, 5/24/21	252,830
150,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	154,695
250,000	Wells Fargo & Co. MTN, Senior Unsecured Notes, 3.50%, 3/8/22	254,664
		3,195,541
	DIVERSIFIED FINANCIAL SERVICES (0.4%)
150,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	141,143
200,000	Aircastle, Ltd., Senior Unsecured Notes, 4.40%, 9/25/23	203,658
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	211,837
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	203,169
175,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	182,219
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	254,563
150,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	149,809
200,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	205,850
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	150,031
		1,702,279
	INSURANCE (0.2%)
250,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	264,484
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	257,533
150,000	Chubb INA Holdings, Inc., Guaranteed Notes, 3.35%, 5/3/26	152,644
225,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	228,652
125,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (3)	126,506
		1,029,819
	REITS (0.2%)
200,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	203,605
100,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	103,641
200,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	210,656
200,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	203,341
100,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	104,734
100,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22 (1)	98,125
150,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	154,569
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	120,956
		1,199,627
		7,127,266
	INDUSTRIAL (0.2%)
	AEROSPACE & DEFENSE (0.1%)
250,000	Harris Corp., Senior Unsecured Notes, 4.40%, 6/15/28	262,920
200,000	United Technologies Corp., Senior Unsecured Notes, 3.95%, 8/16/25	207,717
		470,637
	MACHINERY DIVERSIFIED (0.0%)
200,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	207,000

5

March 31, 2019

Principal Amount		Value
	MISCELLANEOUS MANUFACTURERS (0.1%)
$200,000	Ingersoll-Rand Luxembourg Finance SA, Guaranteed Notes, 3.80%, 3/21/29	$202,830
250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	251,773
		454,603
	PACKAGING & CONTAINERS (0.0%)
150,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	150,824
		1,283,064
	TECHNOLOGY (0.1%)
	COMPUTERS (0.0%)
100,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47	99,902
	SEMICONDUCTORS (0.0%)
225,000	KLA-Tencor Corp., Senior Unsecured Notes, 4.10%, 3/15/29	228,993
	SOFTWARE (0.1%)
125,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	128,536
100,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	103,875
200,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	226,705
		459,116
		788,011
	UTILITIES (0.3%)
	ELECTRIC (0.3%)
200,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 4.25%, 11/1/28	206,841
150,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	160,702
200,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	209,594
150,000	DTE Electric Co., 3.95%, 3/1/49	153,402
100,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	101,110
250,000	Florida Power & Light Co., 4.05%, 6/1/42	262,681
175,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	171,286
		1,265,616
	GAS (0.0%)
150,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	159,269
		1,424,885
	TOTAL CORPORATE BONDS & NOTES (Cost $19,020,485) (4.0%)	19,373,386
FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
200,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	202,945
250,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	250,711
150,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27 (1)	152,505
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	156,675
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (1)	136,376
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $890,061) (0.2%)	899,212
LONG-TERM MUNICIPAL SECURITIES (0.4%)
	CALIFORNIA (0.1%)
80,000	Los Angeles County Public Works Financing Authority, Build America Bonds, Revenue Bonds, 5.84%, 8/1/21	85,569
50,000	University of California Regents Medical Center Pooled Revenue, Revenue Bonds, Build America Bonds, Series H, 6.40%, 5/15/31	62,134
100,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	102,076
		249,779
	NEW YORK (0.2%)
185,000	Metropolitan Transportation Authority, Build America Bonds, Revenue Bonds, Ser. C-1, 5.12%, 11/15/19	187,636
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Build America Bonds, Revenue Bonds, 4.53%, 11/1/22	106,375
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	199,334
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	252,400
135,000	New York Municipal Bond Bank Agency Revenue, Revenue Bonds, Build America Bonds, Ser. D2, 6.64%, 4/1/25	156,353
		902,098

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	TEXAS (0.1%)
$250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	$273,717
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	269,228
		542,945
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,648,648) (0.4%)	1,694,822
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.3%)
230,000	FHLB, 3.25%, 3/8/24	239,745
250,000	FHLB, 3.00%, 10/12/21	254,306
196,401	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	191,327
81,667	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	87,960
82,106	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	85,088
120,185	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	121,768
143,370	FHLMC Gold Pool #A97264, 4.00%, 2/1/41	148,815
231,716	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	231,843
42,914	FHLMC Gold Pool #G08521, 3.00%, 1/1/43	42,937
263,965	FHLMC Gold Pool #J13314, 3.50%, 10/1/25	270,299
94,956	FHLMC Gold Pool #Q06884, 3.50%, 3/1/42	97,049
64,951	FHLMC Gold Pool #Q11077, 3.50%, 9/1/42	66,383
84,300	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	87,082
415,540	FHLMC Gold Pool #Q41084, 3.50%, 6/1/46	422,770
250,000	FNMA, 2.38%, 1/19/23	250,673
189,170	FNMA Pool #254954, 4.50%, 10/1/23	196,977
117,819	FNMA Pool #745275, 5.00%, 2/1/36	127,379
119,543	FNMA Pool #844809, 5.00%, 11/1/35	128,593
69,322	FNMA Pool #AA0466, 4.50%, 2/1/39	73,240
198,206	FNMA Pool #AB1796, 3.50%, 11/1/40	202,422
69,246	FNMA Pool #AB3218, 3.50%, 7/1/31	70,608
224,280	FNMA Pool #AB3900, 3.00%, 11/1/26	227,197
86,125	FNMA Pool #AC5822, 4.50%, 5/1/40	91,054
127,697	FNMA Pool #AD7128, 4.50%, 7/1/40	135,008
83,466	FNMA Pool #AD8529, 4.50%, 8/1/40	88,245
585	FNMA Pool #AH3226, 5.00%, 2/1/41	631
144,170	FNMA Pool #AH4493, 4.50%, 2/1/41	152,424
92,492	FNMA Pool #AI1019, 4.50%, 5/1/41	97,704
316,113	FNMA Pool #AL0657, 5.00%, 8/1/41	340,922
261,254	FNMA Pool #AQ1853, 3.00%, 11/1/42	261,429
128,607	FNMA Pool #AS0560, 4.50%, 9/1/43	135,493
70,683	FNMA Pool #AS1529, 3.00%, 1/1/29	71,452
40,445	FNMA Pool #AS3789, 4.50%, 11/1/44	42,568
88,915	FNMA Pool #AS4503, 3.00%, 2/1/30	89,774
171,107	FNMA Pool #AS4928, 3.50%, 5/1/45	174,060
78,252	FNMA Pool #AS6205, 3.50%, 11/1/45	79,603
213,216	FNMA Pool #AS7188, 4.00%, 5/1/46	220,458
339,231	FNMA Pool #AS9459, 4.50%, 4/1/47	354,927
42,672	FNMA Pool #AT8849, 4.00%, 6/1/43	44,260
129,248	FNMA Pool #AU1847, 3.00%, 9/1/43	129,335
115,884	FNMA Pool #AU3621, 3.00%, 7/1/43	115,961
288,224	FNMA Pool #AU5409, 3.00%, 8/1/43	286,996
78,400	FNMA Pool #AU5653, 4.00%, 9/1/43	81,270
115,050	FNMA Pool #AU6562, 3.50%, 12/1/43	117,395
63,895	FNMA Pool #AU7025, 3.00%, 11/1/43	63,938
78,670	FNMA Pool #AV3310, 4.50%, 1/1/44	82,372
139,115	FNMA Pool #AY2728, 2.50%, 2/1/30	138,439
132,164	FNMA Pool #AZ2276, 4.00%, 6/1/45	136,174
203,458	FNMA Pool #BA6555, 3.00%, 1/1/46	202,838
139,270	FNMA Pool #BD8211, 4.00%, 4/1/47	143,935
288,041	FNMA Pool #BK2040, 4.00%, 5/1/48	296,512
348,668	FNMA Pool #MA3614, 3.50%, 3/1/49	353,710
164,125	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	160,419
1,000,000	FNMA TBA, 3.50%, 4/1/49	1,013,554
500,000	FNMA TBA, 3.00%, 4/1/49	497,848
80,202	GNMA I Pool #539285, 3.00%, 5/15/42	80,800
109,731	GNMA II Pool #MA1520, 3.00%, 12/20/43	110,404
169,987	GNMA II Pool #MA1521, 3.50%, 12/20/43	174,239
299,773	GNMA II Pool #MA1839, 4.00%, 4/20/44	311,751
480,638	GNMA II Pool #MA4836, 3.00%, 11/20/47	482,842
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,052,499) (2.3%)	10,985,205
U.S. TREASURY OBLIGATIONS (1.9%)
150,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (1)	194,953
520,000	U.S. Treasury Bonds, 4.38%, 2/15/38	657,902
350,000	U.S. Treasury Bonds, 3.50%, 2/15/39	396,580
1,587,000	U.S. Treasury Bonds, 2.75%, 8/15/42	1,580,305
1,190,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,231,232
750,000	U.S. Treasury Notes, 1.75%, 2/28/22	739,629
1,050,000	U.S. Treasury Notes, 2.00%, 11/30/22	1,041,387
1,349,000	U.S. Treasury Notes, 2.13%, 7/31/24	1,339,304
700,000	U.S. Treasury Notes, 3.00%, 9/30/25	728,875
832,000	U.S. Treasury Notes, 2.25%, 8/15/27	824,037
600,000	U.S. Treasury Notes, 2.75%, 2/15/28	617,109
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,032,837) (1.9%)	9,351,313

7

March 31, 2019

Shares		Value
SHORT-TERM INVESTMENTS (6.7%)
	MONEY MARKET FUNDS (6.7%)
18,440,503	State Street Institutional Liquid Reserves Fund	$18,440,503
14,105,586	State Street Navigator Securities Lending Government Money Market Portfolio (4)	14,105,586
	TOTAL SHORT-TERM INVESTMENTS (Cost $32,549,484) (6.7%)	32,546,089
	TOTAL INVESTMENT SECURITIES (102.9%) (Cost $406,841,492)	$497,218,154
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.9%)		(14,215,803)
NET ASSETS (5) (100%)		$483,002,351

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2019, the market value of the securities on loan was $50,419,344.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(4)	Securities with an aggregate market value of $50,419,344 were out on loan in exchange for $14,105,586 of cash collateral as of March 31, 2019. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $406,841,491, aggregate gross unrealized appreciation was $102,123,654, aggregate gross unrealized depreciation was $11,746,991 and the net unrealized appreciation was $90,376,663.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.

8

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$411,021,900	$—	$—	$411,021,900
Asset-Backed Securities	—	4,455,057	—	4,455,057
Commercial Mortgage-Backed Securities	—	6,891,170	—	6,891,170
Corporate Bonds & Notes*	—	19,373,386	—	19,373,386
Foreign Government Obligations	—	899,212	—	899,212
Long-Term Municipal Securities*	—	1,694,822	—	1,694,822
U.S. Government Agency Obligations	—	10,985,205	—	10,985,205
U.S. Treasury Obligations	—	9,351,313	—	9,351,313
Short-Term Investments	32,546,089	—	—	32,546,089
Total Investments in Securities	$443,567,989	$53,650,165	$—	$497,218,154

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended March 31, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2019